ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1 FINANCIAL INFORMATION OF PARENT COMPANY - BALANCE SHEETS (Detail) (Parenthetical) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.01	$ 0.01
Ordinary shares, authorized	7,300,000,000	7,300,000,000
Ordinary shares, issued	1,404,679,067	1,445,052,143
Ordinary shares, outstanding	1,311,270,775	1,335,307,327
Treasury shares, shares	93,408,292	109,744,816
Parent Company [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.01	$ 0.01
Ordinary shares, authorized	7,300,000,000	7,300,000,000
Ordinary shares, issued	1,404,679,067	1,445,052,143
Ordinary shares, outstanding	1,311,270,775	1,335,307,327
Treasury shares, shares	93,408,292	109,744,816